Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 14 - Leases

Leases in which the Company is the lessee

The Company has lease agreements with respect to the following items:

1.	Lands; and

2.	Machinery equipment.

1.	Information regarding material lease agreements

Ellomay PS leases land in Israel from private lessors for a period of 24 years and 11 months, on which the Manara PSP is constructed. The contractual period of the aforesaid lease agreements ends in July 2046. Ellomay PS paid capitalized rents in the total amount of NIS 28,800 thousand (approximately €7,758 thousand) to the private lessors, not including VAT. The discounted rent is linked to the Israeli CPI and constitutes an advance payment for the entire rental period. In addition, Ellomay PS will pay a regular quarterly rent of approximately NIS 165 thousand per quarter, not including VAT. The quarterly rent will increase by 2% every 3 years and is linked to the Israeli CPI. A lease liability in the amount of €10,629 thousand and right-of-use asset in the amount of €10,629 thousand have been recognized in the statement of financial position in April 2021 in respect of the Manara PSP’s leases of land.

2.	Information regarding material lease agreements entered into during the period

Ellomay Solar Italy Seven SRL and Ellomay Solar Italy Nine SRL lease land in Italy from private lessors for a period of 31 years. The contractual period of the aforesaid lease agreements ends between March 2054 until May 2054. They will pay a regular annual rent of approximately €208 thousand, not including VAT and capitalized rents in the total amount of €397 thousand. The annual rent is linked to the Italian CPI. A lease liability in the amount of €2,527 thousand and right-of-use asset in the amount of €2,527 thousand have been recognized in 2023 in respect of these leases of land.

Fairfield Solar LLC, Mexia Solar I LLC, Mexia Solar II LLC, Malakoff Solar I LLC, Malakoff Solar II LLC, and Talco Solar LLC lease land in the vicinity of Texas, Dallas, USA from private lessors for 25-35 years. The contractual period of the aforesaid lease agreements ends between February 2048 and September 2058. They will pay a regular annual rent of approximately €207 thousand, not including VAT, commencing the beginning of operations. The annual rent increases by 2.0% every year. A lease liability in the amount of €2,142 thousand and right-of-use asset in the amount of €2,142 thousand have been recognized in 2023 in respect of these leases of land.

3.	Right-of-use assets

	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Talmei Yosef	Total
	€ in thousands
Balance as at January 1, 2023	46	8,733	2,314	7,183	10,413	-	1,331	30,020
Lease agreements entered into during the period	-	2,527	-	-	-	2,142	-	4,669
Depreciation for the year	(26)	(262)	(126)	(455)	(429)	(24)	(111)	(1,433)
Other	-	(1,472)	139	867	110	-	69	(287)
Effect of changes in exchange rates	-	-	-	-	(669)	(44)	(85)	(798)
Transfer to disposal groups held for sale	-	-	-	-	-	-	(1,204)	(1,204)
Balance as at December 31, 2023	20	9,526	2,327	7,595	9,425	2,074	-	30,967

	Bio Gas	Italy	Spain	Talasol	Pumped storage	Talmei Yosef	Total
	€ in thousands
Balance as at January 1, 2022	170	-	2,755	7,587	11,352	1,503	23,367
Lease agreements entered into during the period	-	8,861	-	-	-	-	8,861
Depreciation for the year	(124)	(128)	(120)	(404)	(473)	(117)	(1,366)
Other	-	-	(321)	-	228	36	(57)
Effect of changes in exchange rates	-	-	-	-	(694)	(91)	(785)
Balance as at December 31, 2022	46	8,733	2,314	7,183	10,413	1,331	30,020

4.	Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2023
€ in thousands
Less than one year	700
One to five years	2,970
More than five years	20,710
Total	24,380
Current maturities of lease liability	700
Long-term lease liability	23,680

5.	Additional information on leases

(a)	Amounts recognized in profit or loss

	*2023	*2022	*2021
	€ in thousands
Depreciation on right-of-use asset	718	743	774
Interest expenses on lease liability	407	370	367

*	The remainder of the depreciation and the interest is capitalized to fixed assets.

Including the amounts of €111 thousand, €117 thousand and €110 thousand recorded in the depreciation expenses that were presented as a discontinued operation and classified as held for sale for 2023, 2022 and 2021, respectively.

Including the amounts of €66 thousand, €74 thousand and €73 thousand recorded in the interest expenses on lease liability that were presented as a discontinued operation and classified as held for sale for 2023, 2022 and 2021, respectively.

(b)	Short-term leases

As mentioned in Note 3F regarding material accounting policies, the Company, in accordance with the practical expedient, accounts for short-term leases and leases of low-value assets as expenses on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space in the amount of approximately €262 thousand.